Transactions and Balances with Related Parties - Schedule of Recorded Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Executive Officers [Member]
Schedule of Recorded Expenses [Line Items]
Short - term	$ 1,231	$ 1,257	$ 2,066
Post-employment benefits	20	(1)	12
Share based payments	148	378	1,346
Total	1,399	1,634	3,424
Directors [Member]
Schedule of Recorded Expenses [Line Items]
Short - term	432	394	427
Share based payments	107	193	284
Total	$ 539	$ 587	$ 711